Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan [Abstract]
Employee Benefit Plan

10. Employee Benefit Plan

The Company administers a 401(k) retirement plan (the "Plan") in which all employees are eligible to participate. Each eligible employee may elect to contribute to the Plan. During the years ended December 31, 2013 and 2012, the Company has made no matching contributions.